CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2021	¥ (2,484,906)		¥ 99	¥ 11	¥ (5)	¥ 1,845,295	¥ 38,784	¥ (4,378,690)	¥ (2,494,506)	¥ 9,600
Beginning balance, shares at Sep. 30, 2021 | shares			1,544,097,151	180,389,549	(77,100,000)
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties			¥ 1			(1)
Issuance of ordinary shares to settle the acquisition of certain assets from two third parties, shares | shares			7,662,060
Share-based compensation	399					399			399
Warrants issued in connection with convertible notes	1,420					1,420			1,420
Net loss	(243,224)							(243,224)	(243,224)
Foreign currency translation adjustments	3,642						3,642		3,642
Ending balance at Mar. 31, 2022	(2,722,669)		¥ 100	¥ 11	¥ (5)	1,847,113	42,426	(4,621,914)	(2,732,269)	¥ 9,600
Ending balance, shares at Mar. 31, 2022 | shares			1,551,759,211	180,389,549	(77,100,000)
Beginning balance at Sep. 30, 2022	(572,862)		¥ 1,727			2,954,625	29,453	(3,558,667)	(572,862)
Beginning balance, shares at Sep. 30, 2022 | shares			25,878,920,464
Issuance of class B ordinary shares				¥ 172		(172)
Issuance of class B ordinary shares, share | shares				2,500,000,000
Share-based compensation	2,307					2,307			2,307
Net loss	(43,325)	$ (6,309)						(43,325)	(43,325)
Foreign currency translation adjustments	5,160	$ 751					5,160		5,160
Ending balance at Mar. 31, 2023	¥ (608,720)		¥ 1,727	¥ 172		¥ 2,956,760	¥ 34,613	¥ (3,601,992)	¥ (608,720)
Ending balance, shares at Mar. 31, 2023 | shares			25,878,920,464	2,500,000,000